Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities:
Net Loss	$ (682,516)	$ (922,306)	$ (2,537,113)	$ (3,175,543)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense	8,357	0	21,907	5,175
Inventories reserve	(3,287)	189	(852)	6,448
Depreciation expense	40,537	40,598	162,242	151,670
Amortization of intangible assets			0	9,025
Impairment of intangible assets			0	47,975
Impairment of goodwill			0	458,490
Amortization of right of use assets	(837)	(378)	(2,428)	(673)
Stock based compensation	12,000	12,000	48,000	75,218
Stock option compensation	106,838	259,350	605,150	432,250
Changes in operating assets and liabilities:
Accounts receivable	(165,725)	(94,161)	(75,125)	102,956
Accounts receivable - related party	0	(23,977)	0	39,625
Inventories	20,975	(14,437)	21,289	15,932
Prepaid expenses	53,340	6,634	(44,282)	68,862
Deposit - Current portion	100,000	0	(100,000)	0
Deposits			0	7,210
Accounts payable and accrued liabilities	142,464	123,969	8,132	(38,705)
Accounts payable - related party	(17,471)	0	17,471	(4,921)
Other current liabilities	0	(12,334)	(12,238)	9,610
Interest payable - related party	0	(1,750)	(1,750)	1,750
Customer deposit	(53,450)	(22,984)	(70,294)	77,540
Other liabilities			4,800	12,335
Net cash flows used in operating activities	(438,775)	(649,587)	(1,955,091)	(1,697,771)
Cash flows from investing activities:
Cash from acquisition			0	201,482
Purchase of property and equipment			(1,314)	(11,148)
Cash paid for building improvement			0	(205,444)
Cash paid for acquisition			0	(550,000)
Net cash flows used in investing activities			(1,314)	(565,110)
Cash flows from financing activities:
Proceeds from SBA loan	267,297	0	396,860	0
Payment on promissory note	0	(50,000)	(50,000)	0
Proceeds from bank loan	1,500,000	0
Prepayment on bank loan	(3,600)	0
Net cash flows provided by financing activities	1,763,697	(50,000)	346,860	0
Net change in cash	1,324,922	(699,587)	(1,609,545)	(2,262,881)
Cash beginning of period	583,325	2,192,870	2,192,870	4,455,751
Cash end of period	1,908,247	1,493,283	583,325	2,192,870
Supplemental cash flow disclosure:
Cash paid for income taxes	0	0	0	0
Cash paid for interest	$ 5,437	$ 1,831	1,831	0
Supplemental disclosures of non-cash investing and financing activities:
Promissory note issued for acquisition			0	50,000
Shares issued for acquisition			$ 0	$ 290,716